PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 2) (USD $) In Millions, unless otherwise specified	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
U.S..
Defined Benefit Plans
Total plan assets	$ 778.9	$ 747.4	$ 648.5
U.S.. | Total
Defined Benefit Plans
Total plan assets at fair value	778.8	747.2
Other assets (payables)	0.1	0.2
Total plan assets	778.9	747.4
U.S.. | Total | Cash
Defined Benefit Plans
Total plan assets at fair value	1.3	15.8
U.S.. | Total | Liability hedging portfolio
Defined Benefit Plans
Total plan assets at fair value	371.5	333.1
U.S.. | Total | Pooled funds - Corporate debt/agencies
Defined Benefit Plans
Total plan assets at fair value	152.4	332.7
U.S.. | Total | Pooled funds - Fixed income
Defined Benefit Plans
Total plan assets at fair value	218.7
U.S.. | Total | Pooled funds - U.S. bonds, other fixed income
Defined Benefit Plans
Total plan assets at fair value	0.4	0.4
U.S.. | Total | Growth portfolio
Defined Benefit Plans
Total plan assets at fair value	406.0	398.3
U.S.. | Total | Pooled funds - Global equities
Defined Benefit Plans
Total plan assets at fair value	60.2	60.0
U.S.. | Total | Pooled funds - Global real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	40.4	45.8
U.S.. | Total | Pooled funds - International
Defined Benefit Plans
Total plan assets at fair value	87.5	86.6
U.S.. | Total | Pooled funds - U.S. equities
Defined Benefit Plans
Total plan assets at fair value	99.4	89.5
U.S.. | Total | Pooled funds - Alternative investments
Defined Benefit Plans
Total plan assets at fair value	60.3	51.2
U.S.. | Total | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	58.2	65.2
U.S.. | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plans
Total plan assets at fair value	1.3	15.8
U.S.. | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	1.3	15.8
U.S.. | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Total plan assets at fair value	717.2	680.2
U.S.. | Significant Other Observable Inputs (Level 2) | Liability hedging portfolio
Defined Benefit Plans
Total plan assets at fair value	371.5	333.1
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - Corporate debt/agencies
Defined Benefit Plans
Total plan assets at fair value	152.4	332.7
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - Fixed income
Defined Benefit Plans
Total plan assets at fair value	218.7
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - U.S. bonds, other fixed income
Defined Benefit Plans
Total plan assets at fair value	0.4	0.4
U.S.. | Significant Other Observable Inputs (Level 2) | Growth portfolio
Defined Benefit Plans
Total plan assets at fair value	345.7	347.1
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - Global equities
Defined Benefit Plans
Total plan assets at fair value	60.2	60.0
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - Global real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	40.4	45.8
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - International
Defined Benefit Plans
Total plan assets at fair value	87.5	86.6
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - U.S. equities
Defined Benefit Plans
Total plan assets at fair value	99.4	89.5
U.S.. | Significant Other Observable Inputs (Level 2) | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	58.2	65.2
U.S.. | Level 3
Defined Benefit Plans
Total plan assets at fair value	60.3	51.2
U.S.. | Level 3 | Growth portfolio
Defined Benefit Plans
Total plan assets at fair value	60.3	51.2
U.S.. | Level 3 | Pooled funds - Alternative investments
Defined Benefit Plans
Total plan assets at fair value	60.3	51.2
Int'l
Defined Benefit Plans
Total plan assets	618.1	566.6	515.0
Int'l | Total
Defined Benefit Plans
Total plan assets at fair value	618.1	566.1
Other assets (payables)		0.5
Total plan assets		566.6
Int'l | Total | Cash
Defined Benefit Plans
Total plan assets at fair value	0.6	4.7
Int'l | Total | Fixed Income Securities
Defined Benefit Plans
Total plan assets at fair value	328.7	266.9
Int'l | Total | Mutual Funds
Defined Benefit Plans
Total plan assets at fair value	0.3	0.3
Int'l | Total | Pooled funds - Emerging markets bonds
Defined Benefit Plans
Total plan assets at fair value	6.7	6.2
Int'l | Total | Pooled funds - European bonds
Defined Benefit Plans
Total plan assets at fair value	243.5	193.8
Int'l | Total | Pooled funds - U.K. bonds
Defined Benefit Plans
Total plan assets at fair value	66.4	56.6
Int'l | Total | Pooled funds - Global bonds
Defined Benefit Plans
Total plan assets at fair value	3.4	3.3
Int'l | Total | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	6.5	6.7
Int'l | Total | Pooled funds - Enhanced yield bonds
Defined Benefit Plans
Total plan assets at fair value	1.9
Int'l | Total | Equity Securities
Defined Benefit Plans
Total plan assets at fair value	230.7	218.2
Int'l | Total | Pooled funds - Emerging markets
Defined Benefit Plans
Total plan assets at fair value	22.3	20.9
Int'l | Total | Pooled funds - U.K.
Defined Benefit Plans
Total plan assets at fair value	16.2	17.2
Int'l | Total | Pooled funds - Global
Defined Benefit Plans
Total plan assets at fair value	160.2	151.3
Int'l | Total | Pooled funds - Real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	32.0	28.8
Int'l | Total | Insurance contracts and Other investments
Defined Benefit Plans
Total plan assets at fair value	58.1	76.3
Int'l | Total | Pooled funds - Commodities
Defined Benefit Plans
Total plan assets at fair value	8.4	9.5
Int'l | Total | Pooled funds - Real estate
Defined Benefit Plans
Total plan assets at fair value	8.5	7.7
Int'l | Total | Pooled funds - Other
Defined Benefit Plans
Total plan assets at fair value	16.6	31.7
Int'l | Total | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	24.6	27.4
Int'l | Quoted Prices in Active Markets (Level 1)
Defined Benefit Plans
Total plan assets at fair value	0.9	5.0
Int'l | Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	0.6	4.7
Int'l | Quoted Prices in Active Markets (Level 1) | Fixed Income Securities
Defined Benefit Plans
Total plan assets at fair value	0.3	0.3
Int'l | Quoted Prices in Active Markets (Level 1) | Mutual Funds
Defined Benefit Plans
Total plan assets at fair value	0.3	0.3
Int'l | Significant Other Observable Inputs (Level 2)
Defined Benefit Plans
Total plan assets at fair value	592.6	533.7
Int'l | Significant Other Observable Inputs (Level 2) | Fixed Income Securities
Defined Benefit Plans
Total plan assets at fair value	328.4	266.6
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Emerging markets bonds
Defined Benefit Plans
Total plan assets at fair value	6.7	6.2
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - European bonds
Defined Benefit Plans
Total plan assets at fair value	243.5	193.8
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - U.K. bonds
Defined Benefit Plans
Total plan assets at fair value	66.4	56.6
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Global bonds
Defined Benefit Plans
Total plan assets at fair value	3.4	3.3
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - High yield bonds
Defined Benefit Plans
Total plan assets at fair value	6.5	6.7
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Enhanced yield bonds
Defined Benefit Plans
Total plan assets at fair value	1.9
Int'l | Significant Other Observable Inputs (Level 2) | Equity Securities
Defined Benefit Plans
Total plan assets at fair value	230.7	218.2
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Emerging markets
Defined Benefit Plans
Total plan assets at fair value	22.3	20.9
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - U.K.
Defined Benefit Plans
Total plan assets at fair value	16.2	17.2
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Global
Defined Benefit Plans
Total plan assets at fair value	160.2	151.3
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Real estate investment trusts
Defined Benefit Plans
Total plan assets at fair value	32.0	28.8
Int'l | Significant Other Observable Inputs (Level 2) | Insurance contracts and Other investments
Defined Benefit Plans
Total plan assets at fair value	33.5	48.9
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Commodities
Defined Benefit Plans
Total plan assets at fair value	8.4	9.5
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Real estate
Defined Benefit Plans
Total plan assets at fair value	8.5	7.7
Int'l | Significant Other Observable Inputs (Level 2) | Pooled funds - Other
Defined Benefit Plans
Total plan assets at fair value	16.6	31.7
Int'l | Level 3
Defined Benefit Plans
Total plan assets at fair value	24.6	27.4
Int'l | Level 3 | Insurance contracts and Other investments
Defined Benefit Plans
Total plan assets at fair value	24.6	27.4
Int'l | Level 3 | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 24.6	$ 27.4